Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, the following table and accompanying footnotes and discussion provide certain information regarding executive compensation and measures of Company performance for the years presented. Except where expressly stated, the information presented below was not considered by the Compensation Committee in structuring our executive compensation program for the years presented, and the reader should instead refer to the section “Compensation Discussion and Analysis” for a description of the philosophy, objectives, and structure of our pay program.

A	B	C	D	E	F	G	H	I
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)[1]	Compensation “Actually Paid” to PEO ($)[1,2,3]	Average Summary Compensation Table Total for Non-PEO NEOs ($)[1]	Average Compensation “Actually Paid” to Non-PEO NEOs ($)[1,2,3]	TSR ($)	Peer Group TSR ($)[4]	Net Income ($)	Stock Price ($)[5]
2023	8,184,338	141,071,193	6,713,442	46,896,425	233.91	159.01	3,953,600,000	878.29
2022	7,004,069	98,786,583	8,061,639	32,174,465	192.15	153.08	4,338,400,000	721.49
2021	6,470,514	123,744,652	7,548,928	40,168,860	168.19	137.47	8,075,300,000	631.52
2020	135,350,121	153,035,522	40,058,597	48,557,559	128.66	110.52	3,513,200,000	483.11

[1]	Leonard S. Schleifer, M.D., Ph.D. was our principal executive officer (“PEO”) for each year presented. George D. Yancopoulos, M.D., Ph.D., Robert E. Landry, Daniel P. Van Plew, and Andrew J. Murphy, Ph.D. comprise the non-PEO named executive officers (“Non-PEO NEOs”) for 2020 and 2023; and each of these individuals plus Joseph J. LaRosa and Marion McCourt comprise the Non-PEO NEOs for 2021 and 2022, respectively.

[2]	The amounts shown for “Compensation “Actually Paid”” have been calculated in accordance with Item 402(v) of Regulation S K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
[3]	“Compensation “Actually Paid”” reflects the exclusions and inclusions of equity awards for the PEO and the Non-PEO NEOs as set forth below and calculated in accordance with FASB ASC Topic 718 using the valuation methodologies and assumptions set forth in the calculation of the grant date fair value of these awards as disclosed in the Company’s audited financial statements for the fiscal year in which the equity awards were granted.
The “Exclusion of Stock Awards and Option Awards from Summary Compensation Table” columns in the tables below reflect the aggregate amounts reported in the Summary Compensation Table for the applicable year in the “Stock Awards” and “Option Awards” columns.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO ($)	Inclusion of Item 402(v) Equity Award Values for PEO ($)	Compensation “Actually Paid” to PEO ($)
2023	8,184,338	0	132,886,855	141,071,193

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for Non-PEO NEOs ($)	Inclusion of Item 402(v) Equity Award Values for Non-PEO NEOs ($)	Average Compensation “Actually Paid” to Non-PEO NEOs ($)
2023	6,713,442	(3,374,461)	43,557,444	46,896,425

The “Inclusion of Item 402(v) Equity Award Values” columns in the tables above are derived from the dollar values set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	0	126,245,090	0	6,641,765	0	0	132,886,855

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non- PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	3,521,007	34,981,296	0	5,055,141	0	0	43,557,444

[4]	The Peer Group TSR shown in this table utilizes the NASDAQ US Benchmark Pharmaceuticals Total Return Index (“NQ US Pharma Index”), which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019 through December 31 of the applicable fiscal year in each of the Company’s common stock and the NQ US Pharma Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the NQ US Pharma Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

[5]	Pursuant to Item 402(v) of Regulation S-K, we determined our stock price to be the most important financial performance measure used to link Company performance to Compensation “Actually Paid” to our PEO and other NEOs in 2023. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important such measure in future years.

Company Selected Measure Name		stock price
Named Executive Officers, Footnote [Text Block]

[1]	Leonard S. Schleifer, M.D., Ph.D. was our principal executive officer (“PEO”) for each year presented. George D. Yancopoulos, M.D., Ph.D., Robert E. Landry, Daniel P. Van Plew, and Andrew J. Murphy, Ph.D. comprise the non-PEO named executive officers (“Non-PEO NEOs”) for 2020 and 2023; and each of these individuals plus Joseph J. LaRosa and Marion McCourt comprise the Non-PEO NEOs for 2021 and 2022, respectively.

Peer Group Issuers, Footnote [Text Block]

[4]	The Peer Group TSR shown in this table utilizes the NASDAQ US Benchmark Pharmaceuticals Total Return Index (“NQ US Pharma Index”), which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019 through December 31 of the applicable fiscal year in each of the Company’s common stock and the NQ US Pharma Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the NQ US Pharma Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	[1]	$ 8,184,338	$ 7,004,069	$ 6,470,514	$ 135,350,121
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 141,071,193	98,786,583	123,744,652	153,035,522
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO ($)	Inclusion of Item 402(v) Equity Award Values for PEO ($)	Compensation “Actually Paid” to PEO ($)
2023	8,184,338	0	132,886,855	141,071,193

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	0	126,245,090	0	6,641,765	0	0	132,886,855

Non-PEO NEO Average Total Compensation Amount	[1]	$ 6,713,442	8,061,639	7,548,928	40,058,597
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 46,896,425	32,174,465	40,168,860	48,557,559
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for Non-PEO NEOs ($)	Inclusion of Item 402(v) Equity Award Values for Non-PEO NEOs ($)	Average Compensation “Actually Paid” to Non-PEO NEOs ($)
2023	6,713,442	(3,374,461)	43,557,444	46,896,425

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non- PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	3,521,007	34,981,296	0	5,055,141	0	0	43,557,444

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		PEO and Average Non-PEO NEO Compensation “Actually Paid” Versus Regeneron TSR, 2020-2023
Compensation Actually Paid vs. Net Income [Text Block]		PEO and Average NEO Compensation “Actually Paid” Versus Regeneron Net Income, 2020-2023
Compensation Actually Paid vs. Company Selected Measure [Text Block]		PEO and Average Non-PEO NEO Compensation “Actually Paid” Versus Regeneron Stock Price, 2020-2023
Total Shareholder Return Vs Peer Group [Text Block]		Comparison of Regeneron Cumulative TSR to the NQ US Pharma Total Return Index, 2020-2023
Tabular List [Table Text Block]
2023 Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation “Actually Paid” to our PEO and our Non-PEO NEOs in 2023 to Company performance. The measures in this table are not ranked.

Stock Price	Regulatory submissions for new products or indications
TSR	Positive data readouts
Non-GAAP diluted EPS	New Investigational New Drug Applications
Approvals of new products or indications

Total Shareholder Return Amount		$ 233.91	192.15	168.19	128.66
Peer Group Total Shareholder Return Amount	[4]	159.01	153.08	137.47	110.52
Net Income (Loss) Attributable to Parent		$ 3,953,600,000	$ 4,338,400,000	$ 8,075,300,000	$ 3,513,200,000
Company Selected Measure Amount	[5]	878.29	721.49	631.52	483.11
PEO Name		Leonard S. Schleifer	Leonard S. Schleifer	Leonard S. Schleifer	Leonard S. Schleifer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP diluted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Approvals of new products or indications
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Regulatory submissions for new products or indications
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Positive data readouts
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		New Investigational New Drug Applications
PEO [Member] | Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
PEO [Member] | Inclusion of Item 402(v) Equity Award Values for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		132,886,855
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		126,245,090
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,641,765
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Total Inclusion of Equity Values for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		132,886,855
PEO [Member] | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non- PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards from Summary Compensation Table for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,374,461)
Non-PEO NEO [Member] | Inclusion of Item 402(v) Equity Award Values for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		43,557,444
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,521,007
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		34,981,296
Non-PEO NEO [Member] | Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,055,141
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Total Average Inclusion of Equity Values for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 43,557,444

[1]	Leonard S. Schleifer, M.D., Ph.D. was our principal executive officer (“PEO”) for each year presented. George D. Yancopoulos, M.D., Ph.D., Robert E. Landry, Daniel P. Van Plew, and Andrew J. Murphy, Ph.D. comprise the non-PEO named executive officers (“Non-PEO NEOs”) for 2020 and 2023; and each of these individuals plus Joseph J. LaRosa and Marion McCourt comprise the Non-PEO NEOs for 2021 and 2022, respectively.
[2]	The amounts shown for “Compensation “Actually Paid”” have been calculated in accordance with Item 402(v) of Regulation S K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
[3]	“Compensation “Actually Paid”” reflects the exclusions and inclusions of equity awards for the PEO and the Non-PEO NEOs as set forth below and calculated in accordance with FASB ASC Topic 718 using the valuation methodologies and assumptions set forth in the calculation of the grant date fair value of these awards as disclosed in the Company’s audited financial statements for the fiscal year in which the equity awards were granted.
[4]	The Peer Group TSR shown in this table utilizes the NASDAQ US Benchmark Pharmaceuticals Total Return Index (“NQ US Pharma Index”), which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019 through December 31 of the applicable fiscal year in each of the Company’s common stock and the NQ US Pharma Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the NQ US Pharma Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.
[5]	Pursuant to Item 402(v) of Regulation S-K, we determined our stock price to be the most important financial performance measure used to link Company performance to Compensation “Actually Paid” to our PEO and other NEOs in 2023. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important such measure in future years.